Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated October 4, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Catalio Capital Management, LP will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Catalio Capital Management, LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
Fort Baker Capital Management LP
Harvest Fund Advisors LLC
Magnetar Asset Management LLC
Maren Capital LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Oak Hill Advisors, L.P.
OT Research
Seiga Asset Management Limited
Seven Grand Managers LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Catalio Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate

Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Harvest Fund Advisors LLC	Equity Hedge Strategies	Equity Long/Short
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Oak Hill Advisors, L.P.	Relative Value Strategies	Fixed Income – Asset Backed
OT Research	Equity Hedge Strategies	Equity Market Neutral
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Catalio Capital Management, LP (“Catalio”), located at 512 W. 22nd Street, 5th Floor, New York, NY 10011, is an investment adviser registered with the SEC. Catalio may manage a portion of a Domestic Subsidiary’s assets using Equity Hedge Strategies. Founded in 2020, Catalio has approximately $1.3 billion in assets under management as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated October 4, 2024 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2024, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Catalio Capital Management, LP will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

●	Catalio Capital Management, LP. (“Catalio”). The principal owners of Catalio are Georgios Petrocheilos and Dr. Jacob Vogelstein.

Sub-Adviser Proxy Voting Policy

Effective immediately, the disclosure in the attached Appendix A is added to Appendix A to the Statement of Additional Information:

APPENDIX A

SUMMARY OF CATALIO CAPITAL MANAGEMENT, LP (“CATALIO”) PROXY VOTING POLICY

Introduction

The Advisers Act’s “Proxy Voting Rule” requires Catalio, as an Adviser that exercises voting authority with respect to the Client’s securities to: (i) adopt written policies reasonably designed to ensure that the Firm votes in the best interest of the Clients and addresses how Catalio will deal with material conflicts of interest that may arise between the Adviser and the Clients; (ii) disclose to Investors information about such policies and procedures; and (iii) upon request, provide information to Investors on how proxies were voted.

Proxy Voting Policy

Pursuant to Catalio’s “Proxy Voting Policy,” the Firm will comply with the Proxy Voting Rule and will act solely in the best interests of the Clients when exercising its proxy voting authority. The Firm determines whether and how to vote proxy proposals, amendments, consents, or resolutions (collectively, “Proxies”) on a case-by-case basis, and will:

●	Attempt to consider all aspects of the vote that could affect the value of the issuer or that of the Client(s).

●	Vote in a manner that it believes is consistent with the Client’s stated objectives.

Generally, vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless the Firm has a particular reason to vote to the contrary.

Catalio utilizes the services of a third party service provider as its electronic proxy voting vendor. Catalio further utilizes another service provider for proxy vote recommendations.

Conflicts of Interest

Catalio will not put its own interests ahead of those of any Client. Section 206 of the Investment Advisers Act aims to address conflicts of interest between investment advisers and their clients, and Catalio from putting its own interest ahead of those of any Client. In the event that a potential conflict of interest arises in connection with voting a proxy, a conflict of interest will be considered material to the extent that the conflict has the potential to influence the Firm’s decision making in voting the proxy. Catalio may take into account all relevant factors, as determined by the Firm in its sole discretion including, without limitation: (i) the impact on the value of the securities or instruments owned by the relevant Client and the returns on those securities; (ii) the anticipated associated costs and benefits; (iii) the continued or increased availability of portfolio information; and (iv) industry and business practices.

Catalio will abstain from voting or affirmatively decide not to vote if the Firm determines that abstention or not voting is in the best interests of the Clients in light of the scope of services to which it and the Clients have agreed. In making this determination, Catalio will consider various factors, including, but not limited to, (i) the costs associated with exercising the proxy (e.g., translation or travel costs) relative to the expected benefits to the Client; and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Catalio may determine not to vote proxies relating to securities in which clients have no position as of the receipt of the proxy (for example, when Catalio has sold, or has otherwise closed, a client position after the proxy record date but before the proxy receipt date).

Conflicts of interest may arise between Catalio’s and the Clients’ interests. If the Firm determines that it may have, or is perceived to have, a conflict of interest when voting proxies, the Firm will vote in accordance with its Proxy Voting Policy.

Use of Proxy Advisory Firms

The SEC has indicated that an investment adviser that retains a “Proxy Advisory Firm”1 to provide voting recommendations or voting execution services also should consider steps to evaluate whether the Adviser’s voting determinations are consistent with its voting policies and procedures and in the Client’s best interest before the votes are cast.

Catalio may use a Proxy Advisory Firm. To the extent it does so, Catalio adopts reasonably designed procedures to sufficiently evaluate the third party in order to ensure that the Firm casts votes in the best interest of its Clients.

Shareholders should retain this Supplement for future reference.

1 Proxy Advisory Firms perform a variety of functions and services, including administrative services such as providing an Adviser with an electronic platform that enables the Adviser to manage voting mechanics more efficiently. Other services provided by Proxy Advisory Firms relate to the substance of voting, such as: providing research and analysis regarding the matters subject to a vote; promulgating general voting guidelines that investment advisers can adopt; and making voting recommendations to investment advisers on specific matters subject to a vote.